ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ (2,539,498)	$ (659,246)
Net Loss Per Share:
Basic and Diluted	$ (0.153)	$ (0.049)
Weighted average number of shares used in computing basic and diluted net loss per share:
Basic	16,589,633	13,336,309
Diluted	16,589,633	13,336,309